Segmented Information - Related-party and Inter-company Transactions (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Belize Electricity
Related Party Transaction [Line Items]
Equity investment ownership (percent)	33.00%		33.00%
Equity Method Investee | Belize Electricity
Related Party Transaction [Line Items]
Due from related party	CAD 11		CAD 11		CAD 16
Waneta Expansion
Related Party Transaction [Line Items]
Intercompany revenue recognized	3	CAD 3	19	CAD 18
Belize Electric Company
Related Party Transaction [Line Items]
Intercompany revenue recognized	7	6	14	14
Aitken Creek
Related Party Transaction [Line Items]
Intercompany revenue recognized	CAD 5	CAD 5	CAD 13	CAD 5